Share-Based Payments - Schedule of Number of Share Options Outstanding (Details) - Management Board Grant	Dec. 31, 2020 shares € / shares	Feb. 13, 2020 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding	451,981
Weighted-average exercise price | € / shares	€ 45.89
Prof. Ugur Sahin, M.D.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding	101,686	97,420
Number of ordinary shares underlying options	1,830,348
Weighted-average exercise price | € / shares	€ 10.14	€ 28.32
Sean Marett
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding	33,895	38,968
Number of ordinary shares underlying options	610,110
Weighted-average exercise price | € / shares	€ 10.14	€ 28.32
Dr. Sierk Poetting
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding	33,895	38,968
Number of ordinary shares underlying options	610,110
Weighted-average exercise price | € / shares	€ 10.14	€ 28.32
Dr. Ozlem Tureci, M.D.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding	108,463	38,968
Number of ordinary shares underlying options	1,952,334
Weighted-average exercise price | € / shares	€ 10.14	€ 28.32
Ryan Richardson
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding	8,306	33,772
Number of ordinary shares underlying options	149,508
Weighted-average exercise price | € / shares	€ 10.14	€ 28.32